SEGMENTED INFORMATION - Schedule of components of income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating Segments [Abstract]
Current tax recovery (expense)	$ (286)	$ (213)
Deferred income tax recovery (expense)	(327)	558
Income tax recovery (expense)	$ (613)	$ 345